Acquisition of entities under common control Acquisition of entities under common control (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	May 31, 2013 Vendor Financing Loan $109.5 facility Seadrill	Sep. 30, 2013 Secured Debt $440 facility	May 17, 2013 Tender Rig T15	May 31, 2013 Tender Rig T15 Vendor Financing Loan $109.5 facility Seadrill
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired				100.00%
Purchase price	$ 2,695,000,000			$ 210,000,000
Debt assumed	898,800,000			100,500,000
Maximum borrowing capacity			440,000,000
Working capital adjustments	2,200,000			34,900,000
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	1,306,600,000			79,400,000
Credit facility face amount		$ 109,500,000			$ 109,500,000